Condensed Consolidated Interim Statement of Cash Flows (Unaudited) - EUR (€) € in Millions	6 Months Ended
	Jun. 28, 2019	Jun. 29, 2018
Cash flows from operating activities:
Profit before taxes	€ 678	€ 560
Adjustments to reconcile profit before tax to net cash flows from operating activities:
Depreciation	289	229
Amortisation of intangible assets	25	24
Share-based payment expense	8	7
Finance costs, net	49	45
Income taxes paid	(82)	(92)
Changes in assets and liabilities:
Decrease/(increase) in trade and other receivables	(321)	(234)
Decrease/(increase) in inventories	(254)	(166)
Increase/(decrease) in trade and other payables	265	315
Increase/(decrease) in provisions	(62)	(36)
Change in other operating assets and liabilities	249	(31)
Net cash flows from operating activities	844	621
Cash flows from investing activities:
Purchases of property, plant and equipment	(260)	(207)
Purchases of capitalised software	(44)	(13)
Proceeds from sales of property, plant and equipment	11	3
Net cash flows used in investing activities	(293)	(217)
Proceeds from non-current borrowings	492	0
Cash flows from financing activities:
Changes in short-term borrowings	50	(78)
Repayments on third party borrowings	(175)	0
Interest paid, net	(53)	(61)
Repayments of principal on lease obligations	(61)	(10)
Dividends paid	(290)	(252)
Purchase of own shares under share buyback programme	(457)	0
Exercise of employee share options	15	8
Other financing activities, net	1	(2)
Net cash flows used in financing activities	(478)	(395)
Net change in cash and cash equivalents	73	9
Net effect of currency exchange rate changes on cash and cash equivalents	0	(1)
Cash and cash equivalents at beginning of period	309	360
Cash and cash equivalents at end of period	€ 382	€ 368